RELATED PARTY TRANSACTIONS - Additional Information (Details) - Affiliated Entity - USD ($) $ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative fees and other expenses paid on behalf of the Company's products and other related parties
Related Party Transaction [Line Items]
Revenue from related parties	$ 37.2	$ 13.0	$ 12.0
Dealer Manager Revenue
Related Party Transaction [Line Items]
Revenue from related parties	8.2	3.9	9.6
Expense Support Arrangments
Related Party Transaction [Line Items]
Related party expenses	(3.2)	18.7	7.0
Aircraft Services
Related Party Transaction [Line Items]
Related party expenses	$ 0.6	$ 0.9	$ 1.0